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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/08
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 36
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA  93923
                 ------------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Peter Neumeier           Carmel, California      5/14/08
   -------------------------------    ------------------   -------------
             [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Investment Counsel LLC
       ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   58
                                        --------------------

Form 13F Information Table Value Total: $             224389
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Investment Counsel LLC
    ------       -----------------         ---------------------------------

                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COL. 6  COLUMN 7        COLUMN 8
----------------------------  --------------  ---------  --------  ------------------  -------  --------  --------------------
                                                                                                 OTHER      VOTING AUTHORITY
                                                          VALUE    SHARES/  SH/  PUT/  INVSTMT  MANAGERS  --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN    NONE     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
ACI Worldwide Inc.                 COM        004498101      4974   249700              249700            132800  116900
Advanced Energy Industries         COM        007973100      3469   261600              261600            140700  120900
Applied Materials, Inc.            COM        038222105       273    14000               14000             14000       0
Banco Stantander Chile             COM        05965X109       261     5000                5000              5000       0
Bank of Hawaii Corporation         COM        062540109      8005   161525              161525             72200   89325
Blackrock, Inc.                    COM        09247X101       235     1150                1150              1150       0
Borgwarner Inc.                    COM        099724106       293     6800                6800              6800       0
Burlington Northern, Inc.          COM        12189T104       701     7600                7600              7600       0
CAE Inc.                           ADR        124765108      3213   284100              284100            197400   86700
CAE Inc. (Canadian)                COM        124765108       362    32000               32000             32000       0
Cal Dive International Inc.        COM        12802T101      3667   353300              353300            187100  166200
Camco International Ltd.           COM        G18708100       242   327000              327000            327000       0
Canadian National Rail             COM        136375102       396     8200                8200              8200       0
Casey's General Stores, Inc.       COM        147528103      6805   301115              301115            138150  162965
Cemex SAB                          ADR        151290889       193     7400                7400              7400       0
Climate Exchange PLC               COM        G2311R103       327     8900                8900              8900       0
Colonial BancGroup Inc.            COM        195493309      2154   223625              223625            105000  118625
Columbus McKinnon Corp.            COM        199333105      8691   280550              280550            139900  140650
Dynamic Materials Corp.            COM        267888105      1356    31400               31400             20500   10900
Federated Investors Inc.           CLB        314211103      7072   180600              180600             53600  127000
FTI Consulting                     COM        302941109      5589    78675               78675             46700   31975
Harman International               COM        413086109      3061    70300               70300             41500   28800
Harsco Corporation                 COM        415864107       797    14400               14400             14400       0
Holly Corporation                  COM        435758305     10508   242075              242075            116075  126000
Inspired Gaming Group PL           COM        G4836G109       136    56800               56800             56800       0
IPC Holdings Ltd.                  COM        G4933P101      9171   327543              327543            154318  173225
Jack Henry & Associates Inc.       COM        426281101      4253   172400              172400             90850   81550

                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COL. 6  COLUMN 7        COLUMN 8
----------------------------  --------------  ---------  --------  ------------------  -------  --------  --------------------
                                                                                                 OTHER      VOTING AUTHORITY
                                                          VALUE    SHARES/  SH/  PUT/  INVSTMT  MANAGERS  --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN    NONE     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
Jacobs Engineering Group           COM        469814107      4468    60720               60720             31400   29320
JB Hunt Transport Services         COM        445658107     10670   339500              339500            109700  229800
Kaydon Corporation                 COM        486587108      8526   194175              194175             89600  104575
Kingspan Group PLC                 COM        G52654103       288    21300               21300             21300       0
Kirby Corporation                  COM        497266106     12378   217150              217150            110400  106750
Korn/Ferry International           COM        500643200      8272   489475              489475            221400  268075
LMI Aerospace                      COM        502079106      6127   316300              316300            163800  152500
Marten Transport Ltd.              COM        573075108      2486   160200              160200             73700   86500
NBTY, Inc.                         COM        628782104      5187   173200              173200             69300  103900
National Bank of Greece            COM        633643408       427    40400               40400             40400       0
Park Electrochemical Corp.         COM        700416209      9093   351750              351750            156500  195250
Platinum Underwriters              COM        G7127P100      2503    77125               77125             35500   41625
Potlatch Corporation               COM        737630103      7818   189425              189425             82800  106625
RBC Bearings Inc.                  COM        75524B104      3390    91300               91300             54200   37100
SGL Carbon AG                      COM        D6949M108       404     6350                6350              6350       0
Stantec Inc.                       COM        85472N109      8323   284550              284550            132500  152050
Streettracks Gold Trust            ETF        863307104      5965    65975               65975              7350   58625
Superior Energy Service            COM        868157108      9107   229850              229850            113500  116350
Telvent GIT SA                     COM        E90215109       232     9800                9800              9800       0
Teva Pharmaceutical                COM        881624209       716    15500               15500             15500       0
Texas Industries, Inc.             COM        882491103      5109    85000               85000             38200   46800
Trading Emissions PLC              COM        G9006F104       116    50261               50261             50261       0
Umeco PLC                          COM        G9188V109       348    34000               34000             34000       0
Umicore                            COM        B95505119       151     2900                2900              2900       0
Vossloh AG                         COM        D9494V101       443     3150                3150              3150       0

                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COL. 6  COLUMN 7        COLUMN 8
----------------------------  --------------  ---------  --------  ------------------  -------  --------  --------------------
                                                                                                 OTHER      VOTING AUTHORITY
                                                          VALUE    SHARES/  SH/  PUT/  INVSTMT  MANAGERS  --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN    NONE     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
Wabtec Corporation                 COM        929740108     10053   266950              266950            129200  137750
Watsco Inc.                        COM        942622200      2667    64400               64400             28400   36000
Weir Group PLC                     COM        G95248137       136     9000                9000              9000       0
WestAmerica Bancorporation         COM        957090103      6870   130600              130600             73400   57200
Zebra Technologies Corp.           COM        989207105      5564   166975              166975             79500   87475
Zumtobel AG                        COM        A989A1109       348    13100               13100             13100       0